Expense Example - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund - Fidelity Extended Market Index Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45